Segment Reporting - Narrative (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Aetna Inc. | Customer Concentration Risk | Revenues
Concentration Risk [Line Items]
Concentration risk, percentage	9.80%	12.30%	11.70%